IDENTIFIABLE INTANGIBLE ASSET (Tables)	9 Months Ended
Sep. 30, 2017
Identifiable Intangible Asset [Abstract]
Identifiable Intangible Asset [Table Text Block]
NOTE 6 - Identifiable intangible assets:

Identifiable intangible assets consisted of the following:
	Original amount net of impairment		Accumulated amortization		Amortized balance

	September 30,	December 31,	September 30,	December 31,	September 30,	December 31,
	2017	2016	2017	2016	2017	2016

	(U.S. $ in millions)
Product rights	$21,839	$18,180	$7,465	$6,460	$14,374	$11,720
Trade names	614	625	46	41	568	584
Research and development in process	5,936	9,183	-	-	5,936	9,183

Total	$28,389	$27,988	$7,511	$6,501	$20,878	$21,487